Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies
Schedule of Expected Future Minimum Lease Payments
Service and manufacturing
Less than 1 year	258
1 - 3 years	10
4 - 5 years	—
More than 5 years	—
Total	268